BORROWINGS	12 Months Ended
Dec. 31, 2020
BORROWINGS
BORROWINGS

7. BORROWINGS

	As of December 31,
	2019	2020
	US$	US$
Current
Short‑term borrowings:
Bank loans	716,723	3,831,476
Current portion of long‑term borrowings	322,525	1,183,926
Total current borrowings	1,039,248	5,015,402
Non‑Current
Long‑term borrowings:
Bank loans	1,515,868	2,965,563
Total non‑current borrowings	1,515,868	2,965,563
Total borrowings	2,555,116	7,980,965

Short‑term borrowings

In March 2018, the Group borrowed a loan with the amount of RMB3,000,000 (equivalent to approximately US$437,114) from Bank of Jiangsu Co., Ltd. for a term of one year and at the interest rate of 5.22% per annum. The borrowing was repaid in March 2019. In June 2018, the Group borrowed a loan with the amount of RMB2,000,000 (equivalent to approximately US$291,409) from Bank of Jiangsu Co., Ltd. for a term of one year and at the interest rate of 5.22% per annum. The borrowing was repaid in June 2019. These borrowings with Bank of Jiangsu Co., Ltd were guaranteed by Peter Luo and Kristine She. Peter Luo is the Chairman, Chief Executive Officer and a principal shareholder of the Company. Kristine She is one of the senior management personnel of the Company.

In May 2018, the Group borrowed a loan with the amount of RMB3,000,000 (equivalent to approximately US$437,114) from Bank of Ningbo Co., Ltd. for a term of one year and at the interest rate of 5.00% per annum. The borrowing was repaid in May 2019. In June 2018, the Group borrowed a loan with the amount of RMB2,000,000 (equivalent to approximately US$291,409) from Bank of Ningbo Co., Ltd. for a term of one year and at the interest rate of 5.00% per annum. The borrowing was repaid in June 2019.

In July 2018, the Group borrowed a loan with amount of RMB6,000,000 (equivalent to approximately US$874,228) from Agricultural Bank of China Limited for a term of one year and at the interest rate of 5.22% per annum. The borrowing was guaranteed by Peter Luo, who is the Chairman, Chief Executive Officer and a principal shareholder of the Company. The borrowing was repaid in July 2019.

In September 2019, the Group borrowed a loan with amount of RMB5,000,000 (equivalent to approximately US$766,295.27) from Bank of Ningbo Co., Ltd. for a term of one year and at the interest rate of 4.35% per annum and the borrowing was repaid in September 2020.

In June 2020, the Group borrowed a loan with the amount of RMB10,000,000 (equivalent to approximately US$1,532,590.54) from Agricultural Bank of China Limited for a term of one year and at the interest rate of 4.2% per annum.

In September 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$766,295.27) from Bank of Ningbo Co., Ltd. for a term of one year and at the interest rate of 4.2% per annum.

In November 2020, the Group borrowed a loan with the amount of RMB5,000,000 (equivalent to approximately US$766,295.27) from China Merchants Bank Co., Ltd. for a term of one year and at the interest rate of 4.1% per annum.

In November 2020, the Group borrowed another loan with the amount of RMB5,000,000 (equivalent to approximately US$766,295.27) from China Merchants Bank Co., Ltd. for a term of one year and at the interest rate of 4.1% per annum.

Long‑term borrowings

In February 2019, the Group borrowed a loan with amount of RMB7,500,000 (equivalent to approximately US$1,149,442.90) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years and at the interest rate of 5.46% per annum. The Group repaid RMB375,000 (equivalent to approximately US$57,472.15) in August 2019 and RMB1,250,000 (equivalent to approximately US$191,573.82) in 2020. As of December 31, 2020, RMB3,375,000 (equivalent to approximately US$517,249.31) repayable within twelve months for this agreement was classified as “Current portion of long‑term borrowing”.

In June 2019, the Group borrowed a loan with amount of RMB6,000,000 (equivalent to approximately US$919,554.32) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years and at the interest rate of 5.23% per annum. The Group repaid RMB300,000 (equivalent to approximately US$45,977.72) in December 2019 and RMB1,000,000 (equivalent to approximately US$153,259.05) in December 2020. As of December 31, 2020, RMB2,700,000 (equivalent to approximately US$413,799.45) repayable within twelve months for this agreement was classified as “Current portion of long‑term borrowing”.

In September 2020, the Group borrowed a loan with amount of RMB16,500,000 (equivalent to approximately US$2,528,774.39) from Shanghai Pudong Development Bank Co., Ltd. for a term of three years and at the interest rate of 4.27% per annum. As of December 31, 2020, RMB1,650,000 (equivalent to approximately US$252,877.44) repayable within twelve months for this agreement was classified as "Current portion of long-term borrowing".

Future maturities of short‑term borrowings and long‑term borrowings

Future principal maturities of short‑term borrowings and long‑term borrowings as of December 31, 2020 are as followings:

US$
2021	5,015,402
2022	1,279,713
2023	1,685,850
7,980,965